Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Share capital [Abstract]
Share Capital and Share Premium
	Number of outstanding shares	Share capital US$’000	Share premium US$’000	Total US$’000
At 1 January 2025 and 31 December 2025	512,563,532	1,093,055	—	1,093,055

At 1 January 2024	506,820,170	5,069	1,044,849	1,049,918
Issuance of shares	5,743,362	57	43,080	43,137
Effect of re-domiciliation[1]	-	1,087,929	(1,087,929)	—
At 31 December 2024	512,563,532	1,093,055	—	1,093,055

At 1 January 2023	503,388,593	5,035	1,023,996	1,029,031
Issuance of shares	3,431,577	34	20,853	20,887
At 31 December 2023	506,820,170	5,069	1,044,849	1,049,918

[1]
Subsequent to the re-domiciliation of the Company to Singapore, the issued common shares no longer have any par value and the share premium recognised in the financial year ended 2024 has been subsequently reclassed to share capital.